Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Detailed Information about Expenses by Nature
The Group presents the statement of comprehensive income by classifying expenses according to their function as part of the “Costs”, “Administrative expenses”, “Selling expenses” and “Exploration expenses” line items. The following additional information is disclosed as required on the nature of the expenses and their relation to the function within the Group for the fiscal years ended December 31, 2024, 2023 and 2022:

	2024
	Production costs (2)	Administrative expenses (3)	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	1,066	321	149		14	1,550
Fees and compensation for services	71	257	46		-	374
Other personnel expenses	302	30	15		4	351
Taxes, charges and contributions	180	24	1,006	(1)	-	1,210
Royalties, easements and fees	1,133	-	2		2	1,137
Insurance	93	5	4		-	102
Rental of real estate and equipment	222	1	16		-	239	(4)
Survey expenses	-	-	-		36	36
Depreciation of property, plant and equipment	2,303	46	97		-	2,446
Amortization of intangible assets	28	14	1		-	43
Depreciation of right-of-use assets	258	-	12		-	270
Industrial inputs, consumable materials and supplies	528	4	10		3	545
Operation services and other service contracts	649	13	54		17	733	(4)
Preservation, repair and maintenance	1,706	38	42		20	1,806	(4)
Unproductive exploratory drillings	-	-	-		133	133
Transportation, products and charges	551	-	474		-	1,025	(4)
Provision for doubtful receivables	-	25	66		-	91
Publicity and advertising expenses	-	45	55		-	100
Fuel, gas, energy and miscellaneous	162	13	83		10	268	(4)

	9,252	836	2,132		239	12,459

(1)	Includes 237 corresponding to export withholdings and 594 corresponding to turnover tax.
(2)	Includes 40 corresponding to research and development activities.
(3)
Includes 33 charged to the “Cash-settled share-based payments provision” account of the “Salaries and social security” line item in the statement of financial position, relating to the Value Generation Plan.

(4)	Includes 43 and 92 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.

	2023
	Production costs (2)	Administrative expenses	Selling expenses		Exploration expenses	Total

Salaries and social security taxes	790	276	136		13	1,215
Fees and compensation for services	50	236	37		-	323
Other personnel expenses	232	26	13		1	272
Taxes, charges and contributions	130	24	765	(1)	-	919
Royalties, easements and fees	1,009	-	2		2	1,013
Insurance	81	3	3		-	87
Rental of real estate and equipment	179	1	16		-	196	(3)
Survey expenses	-	-	-		16	16
Depreciation of property, plant and equipment	2,886	43	87		-	3,016
Amortization of intangible assets	30	7	-		-	37
Depreciation of right-of-use assets	209	-	11		-	220
Industrial inputs, consumable materials and supplies	521	5	12		-	538
Operation services and other service contracts	535	10	59		6	610	(3)
Preservation, repair and maintenance	1,395	29	43		-	1,467	(3)
Unproductive exploratory drillings	-	-	-		21	21
Transportation, products and charges	521	-	491		-	1,012	(3)
Provision for doubtful receivables	-	-	18		-	18
Publicity and advertising expenses	-	36	56		-	92
Fuel, gas, energy and miscellaneous	135	9	55		2	201	(3)

	8,703	705	1,804		61	11,273

(1)	Includes 89 corresponding to export withholdings and 541 corresponding to turnover tax.
(2)	Includes 23 corresponding to research and development activities.
(3)	Includes 75 and 104 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.

	2022
	Production costs (2)	Administrative expenses	Selling expenses		Exploration expenses	Total

Salaries and social security taxes	781	222	116		11	1,130
Fees and compensation for services	46	194	32		1	273
Other personnel expenses	202	19	11		1	233
Taxes, charges and contributions	121	13	954	(1)	-	1,088
Royalties, easements and fees	1,026	-	2		3	1,031
Insurance	71	3	2		-	76
Rental of real estate and equipment	140	1	11		-	152	(3)
Survey expenses	-	-	-		18	18
Depreciation of property, plant and equipment	2,400	61	90		-	2,551
Amortization of intangible assets	29	14	-		-	43
Depreciation of right-of-use assets	202	-	12		-	214
Industrial inputs, consumable materials and supplies	454	2	10		-	466
Operation services and other service contracts	383	10	52		4	449	(3)
Preservation, repair and maintenance	1,206	25	44		1	1,276	(3)
Unproductive exploratory drillings	-	-	-		26	26
Transportation, products and charges	473	-	434		-	907	(3)
Provision for doubtful receivables	-	-	14		-	14
Publicity and advertising expenses	-	82	21		-	103
Fuel, gas, energy and miscellaneous	170	11	91		-	272	(3)

	7,704	657	1,896		65	10,322

(1)	Includes 251 corresponding to export withholdings and 567 corresponding to turnover tax.
(2)	Includes 27 corresponding to research and development activities.
(3)	Includes 63 and 104 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.